File No. 333-166104

As filed with the SEC on September 24, 2010
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No.  1
(Check appropriate box or boxes)

CASH TRUST SERIES, INC.
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire
Dickstein Shapiro LLP
2101 L Street, NW
Washington, DC  20037-1526
(202) 828-2218

It is proposed that this filing will become effective
immediately upon filing pursuant to Rule 485(b).

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

 Part C.                        Other Information

Item 15. Indemnification  (20)

Item 16.  Exhibits

1.1	Conformed copy of Articles of Incorporation	(7)

2.1	Copy of Amended Bylaws	(9)
2.2	Amendment No.(s)	(10)
2.3	Amendment No. 4	(14)
2.4	Amendment No. 5	(15)
2.5	Amendment No. 6	(16)
2.6	Amendment Nos. 7 and 8	(17)

3	Not applicable

4	Form of Plan of Reorganization	(20)

5	Not applicable

6.1	Conformed copy of Investment Advisory Contract including Exhibits A, B, C and D of the Registrant	(7)
6.2	Conformed copy of Amendment to Investment Advisory Contract of the Registrant	(13)

7.1	Conformed copy of Distributor's Contract including Exhibits A, B, C, and D of the registrant	(10)
7.2	Conformed copy of Amendment dated June 1, 2001 to Distributor’s Contract of the Registrant	(13)
7.3	Conformed copy of Amendment dated October 1, 2003 to Distributor’s Contract of the Registrant	(15)
7.4
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).

8	Not applicable

9.1	Conformed copy of Custodian Contract of the Registrant	(10)
9.2	Conformed copy of Custodian Fee Schedule	(10)
9.3	Conformed copy of Amendment to Custodian Contract of the Registrant	(14)

10.1	Conformed copy of Amended and Restated Distribution Plan including Exhibit A of the Registrant	(15)
10.2	The responses described in Item 23(e)(iv) are hereby incorporated by reference.

11	Form of Opinion and Consent of Counsel regarding the legality of Shares being issued	(20)

12	Form of Opinion regarding tax consequences of Reorganization; (to be filed by amendment)

13.1
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115)

13.2	Conformed copy of Amendment No. 3 to Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005	(16)
13.3
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)

13.4
The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06 from Item (h) (viii) of Federated Total Return Government Bond Fund. Registration Statement on Form N-1A, filed with the Commission on April 26, 2006 (File Nos. 33-60411 and 811-07309)

13.5	Conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04	(15)
13.6	The responses described in Item 23(e)(iv) are hereby incorporated by reference
13.7	Conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/1/07	(18)
13.8	Conformed copy of Transfer Agency and Service Agreement dated July 1, 2004

14.1	Conformed copy of Consent of Hilliard-Lyons Government Fund, Inc’s Independent Registered Public Accounting Firm	(20)
14.2	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm	(20)

15	Not Applicable

16.1	Conformed copy of Certification of Resolutions adopted by the Board of Directors	(20)
16.2	Conformed copy of Power of Attorney of the Registrant	(20)

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-29838. and 811-5843)
1	Initial Registration Statement filed July 13, 1989
2	PEA No. 1 filed August 14, 1989
3	PEA No. 1 filed December 6, 1989
7	PEA No. 9 filed September 23, 1993
9	PEA No. 13 filed September 27, 1995
10	PEA No. 18 filed September 28, 1998
12	PEA No. 21 filed September 28, 2000
13	PEA No. 23 filed July 25, 2002
14	PEA No. 24 filed July 29, 2003
15	PEA No. 25 filed July 29, 2004
16	PEA No. 26 filed July 27, 2005
17	PEA No. 27 filed July 28, 2006
18	PEA No. 28 filed July 27, 2007
19	PEA No. 29 filed July 28, 2008
20	Reference is incorporated by reference to Registrant’s N-14 filed April 16, 2010 (File Nos. 333-166104 and 811-05843)

Item 17 Undertakings:
(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, CASH TRUST SERIES, INC., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of September 2010.

CASH TRUST SERIES, INC.
BY: /s/ Leslie K. Ross Leslie K. Ross, Assistant Secretary September 24, 2010
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Leslie K. Ross Leslie K. Ross, Assistant Secretary	Attorney In Fact For the Persons Listed Below	September 24, 2010
John F. Donahue *	Director	September 24, 2010
Richard B. Fisher	Vice Chairman	September 24, 2010
J. Christopher Donahue *	President and Director (Principal Executive Officer)	September 24, 2010
Richard A. Novak*	Treasurer (Principal Financial Officer)	September 24, 2010
John T. Conroy, Jr.*	Director	September 24, 2010
Nicholas P. Constantakis*	Director	September 24, 2010
John F. Cunningham*	Director	September 24, 2010
Maureen Lally-Green*	Director	September 24, 2010
Peter E. Madden	Director	September 24, 2010
Charles F. Mansfield, Jr.		September 24, 2010
R. James Nicholson*	Director	September 24, 2010
Thomas O’Neill*	Director	September 24, 2010
John S. Walsh*	Director	September 24, 2010
James F. Will*	Director	September 24, 2010
*By Power of Attorney